Depreciation and amortization - Disclosure of Detailed Information about Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Depreciation of property, plant and equipment	€ (14,033)	€ (16,737)	€ (19,425)
Amortization	(36,995)	(71,163)	(96,893)
Depreciation and amortization	(51,028)	(87,900)	(116,318)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amortization	(12,459)	(47,222)	(72,752)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Amortization	(2,237)	(2,237)	(2,237)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization	€ (22,299)	€ (21,704)	€ (21,904)